Segments and Geographic Information - Schedule of Reportable Segments (Details) - Reportable Geographical Components [Member] - USD ($)	6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Product Sales [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	$ 404,438	$ 300,958
Cost of revenues	47,882	40,224
Gross profit	356,556	260,734
Depreciation and amortization	15,508	7,274
Other (income) expense, net	7,112,270	415,785
Income tax expenses (benefits)	1,262	(5,366)
Net Income	(6,772,484)	(156,959)
Franchise fees [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	834,759	551,970
Cost of revenues	10,618	57,885
Gross profit	824,141	494,085
Depreciation and amortization		4,055
Other (income) expense, net	13,709,967	234,419
Income tax expenses (benefits)	177,684	49,752
Net Income	(13,063,510)	205,859
Consolidated [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	1,239,197	852,928
Cost of revenues	58,500	98,109
Gross profit	1,180,697	754,819
Depreciation and amortization	15,508	11,329
Other (income) expense, net	20,822,237	650,204
Income tax expenses (benefits)	178,946	44,386
Net Income	$ (19,835,994)	$ 48,900